OPTIONS (Tables)	12 Months Ended
Jun. 30, 2019
Options
Outstanding options
	Options Outstanding	Weighted Average Exercise Price	Weighted Average Life Remaining (years)
Executive Officers	900,000	$0.78	1.62
Directors	100,000	$0.40	1.55
Consultants	750,000	$0.70	1.60
	1,750,000

Grant date options
Grant Date	Expiry Date	Options Outstanding	Options Exercisable	Exercise Price	Fair Value
Jan. 16, 2018(i)	Jan. 15, 2021	1,000,000	1,000,000	$0.40	$377,024
Mar. 9, 2018(ii)	Mar. 8, 2021	750,000	750,000	$1.15	$800,703

Fair value of options
Stock price	$0.40
Risk-free interest rate	1.78%
Expected life	3 years
Estimated volatility in the market price of the common shares	218%
Dividend yield	Nil

Stock price	$1.14
Risk-free interest rate	1.83%
Expected life	3 years
Estimated volatility in the market price of the common shares	213%
Dividend yield	Nil